Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated October 24, 2024
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Dividend Income Fund	10/1/2024
The expense example for Class S shares under the caption “Fees and Expenses of the Fund – Example” in the Summary Prospectus and the Prospectus is hereby superseded and replaced with the following:
	1 year	3 years	5 years	10 years
Class S (whether or not shares are redeemed)	$66	$208	$362	$810
The rest of the section remains the same.

S000012079 [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated October 24, 2024
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Dividend Income Fund	10/1/2024
The expense example for Class S shares under the caption “Fees and Expenses of the Fund – Example” in the Summary Prospectus and the Prospectus is hereby superseded and replaced with the following:
	1 year	3 years	5 years	10 years
Class S (whether or not shares are redeemed)	$66	$208	$362	$810
The rest of the section remains the same.

S000012079 [Member] | C000255599 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
1 year	rr_ExpenseExampleNoRedemptionYear01	66
3 years	rr_ExpenseExampleNoRedemptionYear03	208
5 years	rr_ExpenseExampleNoRedemptionYear05	362
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 810